Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 97.9%

BRAZIL — 14.2%
MercadoLibre, Inc. *	5,521	$10,770,753
NU Holdings Ltd., Class A *	110,486	1,131,377
		11,902,130
CANADA — 3.9%
Shopify, Inc., Class A *	34,278	3,272,863

CHINA — 14.4%
BYD Co., Ltd., Class H	46,500	2,354,598
Meituan, Class B *	187,530	3,773,567
PDD Holdings, Inc. ADR *	20,379	2,411,855
Tencent Holdings Ltd.	54,300	3,469,550
		12,009,570
DENMARK — 0.9%
Novo Nordisk A/S, B Shares	11,408	780,060

FRANCE — 7.6%
Hermes International	1,363	3,586,216
Kering	6,185	1,286,729
L'Oreal SA	4,105	1,525,800
		6,398,745
GERMANY — 1.2%
BioNTech SE ADR *	11,390	1,037,173

ITALY — 4.5%
Ferrari NV	8,837	3,773,934

JAPAN — 0.8%
M3, Inc.	58,000	662,560

NETHERLANDS — 10.9%
Adyen NV *	3,612	5,536,460
ASML Holding NV	5,384	3,562,990
		9,099,450
SINGAPORE — 3.6%
Sea Ltd. ADR *	23,061	3,009,230

SOUTH KOREA — 5.7%
Coupang, Inc. *	128,792	2,824,409
Delivery Hero SE *	80,589	1,932,333
		4,756,742
SWEDEN — 2.6%
Atlas Copco AB, B Shares	106,301	1,494,818
Kinnevik AB, B Shares *	99,110	699,599
		2,194,417
TAIWAN — 6.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	196,000	5,519,946

UNITED KINGDOM — 4.1%
Ocado Group PLC *	329,434	1,206,278
Wise PLC, Class A *	179,478	2,203,074
		3,409,352

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

UNITED STATES — 16.9%
Ginkgo Bioworks Holdings, Inc. *	4,287	24,436
Moderna, Inc. *	24,897	705,830
NVIDIA Corp.	35,191	3,814,000
SolarEdge Technologies, Inc. *	7,338	118,729
Spotify Technology SA *	17,275	9,501,768
		14,164,763
TOTAL INVESTMENTS — 97.9%
(cost $68,767,605)		$81,990,935
Other assets less liabilities — 2.1%		1,739,861
NET ASSETS — 100.0%		$83,730,796

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford International Concentrated Growth Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$38,622,423	$43,368,512	$—	$81,990,935
Total	$38,622,423	$43,368,512	$—	$81,990,935

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.